Net interest income	3 Months Ended
Jun. 30, 2012
Net interest income
Net interest income
Note 6 Net interest income
in	2Q12	1Q12	2Q11	6M12	6M11

Net interest income (CHF million)

Loans	1,232	1,213	1,253	2,445	2,475

Investment securities	26	21	23	47	54

Trading assets	4,418	2,666	4,159	7,084	6,836

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	786	772	870	1,558	1,577

Other	582	623	777	1,205	1,592

Interest and dividend income	7,044	5,295	7,082	12,339	12,534

Deposits	(353)	(388)	(427)	(741)	(831)

Short-term borrowings	(16)	(20)	(14)	(36)	(32)

Trading liabilities	(3,278)	(1,274)	(3,264)	(4,552)	(4,640)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(527)	(370)	(505)	(897)	(848)

Long-term debt	(1,177)	(1,287)	(1,422)	(2,464)	(2,892)

Other	(79)	(72)	(73)	(151)	(161)

Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)

Net interest income	1,614	1,884	1,377	3,498	3,130